COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2025
COMMITMENTS
Schedule of operating lease commitments

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	143,438	143,438	20,503
1 – 2 years	71,719	143,438	20,503
Total	215,157	286,876	41,006